__________________ 23945 Calabasas Road, Ste.115 Calabasas, California 91302 WILLIAM B. BARNETT wbarnett@wbarnettlaw.com	Barnett & Linn Attorneys at Law	__________________ TELEPHONE: (818) 436-6410 FACSIMILE: (818) 223-8303

August 22, 2011

Alexandra M. Ledbetter, Attorney-Advisor

SECURITIES AND EXCHANGE COMMISSION

Division of Corporation Finance

100 F Street NE

Washington D.C. 20549

Re: New Western Energy Corporation (“Registrant”)

Amendment No. 2 to Registration Statement on Form 10

Filed on June 16, 2011

File No. 0-54343

Dear Ms. Ledbetter:

The Registrant hereby files its Amendment No. 2 to Registration Statement on Form 10 (“Amendment No. 2”). The Amendment No. 2 has been revised in accordance with the Commission’s July 8, 2011 comment letter (“Comment Letter”). To assist the staff in its review of Registrant’s responses, we have provided a copy of Amendment No. 2 “marked to show changes”. The responses below have been numbered to correspond to each comment number in the Comment Letter.

Amendment No. 1 to Registration Statement on Form 10

General

1. In accordance with your comment, Amendment No. 2 to Registration Statement certain information has been updated through June 30, 2011. Further updates including financial statements appear in our Form 10-Q for the six months ended June 30, 2011 which was filed with the Commission on August 15, 2011.

Business, page 3

2. In response to your comment, we believe we are not a development stage entity and our position is not inconsistent with the provisions in ASC Topic 915. The criteria for presentation of a Company as a development stage entity in ASC 918 is to a large degree subjective and based on facts, circumstance and judgment.

Most of the activities listed in ASC section 915-10-05-2 were completed in year 2009. In that year, we exited the development stage prior to our financial statements being presented. In 2009, we had raised capital, completed a majority of our lease acquisitions, and engaged our operator as part of the lease agreements, incurred exploratory costs, established our marketing channel (buyer), started production, sold oil and received payment for our sales, which continued into year 2010. This is all reflected in our financial statements and footnotes. The fact that some of these activities have and will continue or that resources may at times be reallocated temporarily to activities which may be characterized as development stage activities is a characteristic of any growth mode or early stage company but does not qualify us under the Topic 915 definition of a development stage entity or to have re-entered a development stage (see ASC 915-15-5c). Our principal planned business operations have remained the same and we continue to make further progress. We never became a dormant entity that reactivated as a development stage company. The fact that revenues or operations may have decreased or resources reallocated after exiting the development stage, does not provide that we should have re-entered a development stage (see ASC 915-225-45-1).

Furthermore, the fact that certain costs are characterized as exploratory costs rather than development costs is a function of us not being able to yet classify our reserves as “Proved Reserves” under the stringent SEC definition. The definition of Proved Reserves for oil and gas companies does not, under ASC 915 or any other standard, preclude a company without proved reserves from the generation of revenues and even making a profit, nor does it preclude the fact that a company can be operating in its chosen line of business. It merely means that the Company has not completed the necessary stringent analysis and requirements to present its reserves as Proved Reserves under the SEC definition. We believe the classification of costs is not relevant to whether we are a development stage since we are already producing oil for sale, and, therefore, from the perspective of development stage entity and the criteria noted above (ASC 915-10-05-2) is largely just a question of semantics.

3. In accordance with your comment, we have expanded the disclosure regarding the Phillips Lease on page 4.

4. In accordance with your comment we have added disclosure regarding the venture agreement with 3M Production on page 4.

5. In response to your comment, the sentence in question was directly from the venture agreement. We have deleted that sentence and have added our interpretation of such provision for clarification.

6. In response to your comment, we have deleted the sentence in question on page 4 to clarify the disclosure. Paragraph 5.A.3. of the Venture Agreement is not artfully constructed. In a discussion with counsel for 3M Productions, we agreed that it is at the least confusing and certainly redundant, since, if there is no Payout (defined as receiving revenue from production), NWT, the registrant, has no recourse against 3M productions. This is stated several times in the Venture Agreement and in the paragraph on page 4.

7. In accordance with your comment we have expanded the disclosure under the heading “Wellsboro Lease, Tioga County, PA” to include paragraphs 11 and 12 of the Wellsboro Lease.

8. In accordance with your comment we have added a paragraph under “Government Regulations” on page 6 to clarify that we do not maintain insurance regarding the oil and gas operations. We also have such disclosure regarding environmental risks in our “Risk Factors”.

9. In response to your comment, please be advised that we are not doing any fracturing, hydraulic or acid, and we have no present intent on utilizing hydraulic or acid fracturing in the foreseeable future.

10. In accordance with your comment we have added disclosure relating to insurance for our Texas operations.

11. In accordance with your comment we have added disclosure regarding hydraulic fracturing in Oklahoma and in Texas

Risk Factors, page 6

12. In accordance with your comment, we have eliminated the Risk Factor “As we may be unable ….” on page 16.

Management’s Discussion and Analysis of Financial Condition and Results of Operation, page 18

Results of Operation for the Years Ended December 31, 20010 and 2009

13. In accordance with your comment we have expanded our disclosure on page 21 relating to the substantial decrease in the Company’s operating expenses for the year ended December 31, 2010.During 2009, the registrant retained the services of two third party consultants to search for oil and gas properties and/or companies in the oil and gas business to acquire. The registrant incurred cost of $111,000 towards the business development services for the year ended 2009 compared to $5,000 in 2010. As a result of such business development services, the registrant acquired oil, gas and mineral properties in Texas and Oklahoma in 2009.

Note 5- Mineral Properties and Related Obligations, page F-20

Wellsboro Lease, Tioga County, Pennsylvania

14. We note that you have indicated you believe the warrant modification cost of the warrants issued to the oil and gas lease lessor may need to be recorded as an expense since "your actual interest in the oil and gas lease was not modified in any way".  You also stated that we need to show that the modification was required under the terms of the original warrants to properly attribute the value to the lease interest.  We have provided our expanded responses below with authoritative references to support our position. We respectively request that you provide us authoritative guidance that supports your position while also providing us an explanation as to why you believe our responses do not support our position.

In accordance with your comment we have repeated our prior response and below have added authoritative references that support our position to capitalize the additional cost resulting from the modification of warrants issued to an oil and gas lessor. We have then addressed your question regarding modification accounting relating to equity instruments sold for cash under an offering to investors.

The lessor of the Wellsboro lease was issued 300,000 shares and 300,000 Class A warrants pursuant to the November 1, 2008 offering. This was considered a lease acquisition cost. In the November 1, 2008 offering document, it states in Section 4.8 that all subscribers must be treated equally. The Wellsboro lease states in Section 5a (under the heading "Issuance of Stock") that the shares (with intention to include share equivalents) shall be treated the same as any other common stock. Also in the lease it states, in Section 5b that New Western shall take any action to allow the lessor to be able to sell and transfer the shares.

In December 2010, due to prior delays in becoming a public company and raising capital through exercise of warrants or other means, primarily due to the general economy problems and economic recession, we determined to extend the expiration date of the warrants from December 31, 2010 to December 31, 2011 as a consideration to the warrant holders for the delays. Although this had no accounting effect on the offering warrants sold as part of a cash sale because any modification effect for warrants originally sold for cash are considered a capital transaction, it did affect warrants issued for goods or services (in this case, warrants for a mineral lease). We believe that the various provisions in both the offering document and the Wellsboro lease, as cited above, directly and clearly link the $72,900 value of the extension to the original lease acquisition cost and accordingly, that amount was characterized and recorded as additional lease acquisition cost.

As further support for our position, we refer to ASC 505-05-50-05 Equity-Based payments to Non-Employees and specifically to paragraph 05-9 which states:

"This Subtopic uses the terms compensation and payment in their broadest senses to refer to the consideration paid for goods or services, regardless of whether the supplier is an employees and refers to recognizing compensation cost rather than compensation expense because any compensation cost that is capitalized as part of the cost to acquire or construct an asset would not be recognized as compensation expense in the income statement"

We note the terminology "cost" is intentionally used to indicate that the debit may be an expense or capitalized asset based on the facts and circumstances. We also then refer to paragraph 05-6 below which provides that the guidance in Topic 718-20-35-3 through 35-4 shall be used to account for modification accounting for non-employees:

"This Subtopic also provides guidance on the accounting for the debit or cost of the transaction, including whether the acceleration of exercisability, upon meeting specified performance conditions, results in an additional cost of the transaction that shall be recognized following what is referred to as modification accounting. Modification accounting is described more fully in paragraphs 718-20-35-3 through 35-4.

We note that Topic 718 does not provide for changing the character of the original debit (i.e. expense or capitalize) and in fact implies that the recipient of the modified award would incur "additional compensation cost" with the use of the word "cost" rather than "expense" being intentional. Throughout these paragraphs, inserted as excerpts below, it is implied through various wording (e.g. additional, incremental, etc.) that the additional cost should be added to the original cost which would imply in this case that the additional warrants modification cost should be capitalized to add to the original capitalized cost. We have underlined certain wording to emphasize our point. We especially emphasize section 35-3b 1 & 2 below in which it is clear that the original cost and incremental costs shall be added together to determined final cost to be recorded. Nowhere is it indicated or supported that you should characterize the incremental cost differently from the original cost, and in fact if you were to read section 35-3 it is clear that you are in substance replacing the old recorded cost with an updated new computed cost (which includes the original cost and incremental costs from the modification).

35-3 A modification of the terms or conditions of an equity award shall be treated as an exchange of the original award for a new award. In substance, the entity repurchases the original instrument by issuing a new instrument of equal or greater value, incurring additional compensation cost for any incremental value. The effects of a modification shall be measured as follows:

a. Incremental compensation cost shall be measured as the excess, if any, of the fair value of the modified award determined in accordance with the provisions of this Topic over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. As indicated in paragraph 718-10-30-20, references to fair value throughout this Topic shall be read also to encompass calculated value. The effect of the modification on the number of instruments expected to vest also shall be reflected in determining incremental compensation cost. The estimate at the modification date of the portion of the award expected to vest shall be subsequently adjusted, if necessary, in accordance with paragraph 718-10-35-3 and other guidance in Examples 14 through 15 (see paragraphs 718-20-55-107 through 55-121).

b. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the following:

1. The portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date.

2. The incremental cost resulting from the modification.

Modification of warrants originally issued for cash are similar to a renegotiation of purchase price and have no compensatory component, and therefore, there should be no accounting as the debit is recorded to Additional Paid-in-Capital rather than to expense. ASC 718 (SFAS 123R) relate to compensatory warrants only (i. e. warrants that were originally issued as compensation).

Supplemental Oil and Gas Data (Unaudited), page F-26

15. In accordance with your comment we have revised the lead in to the tables by eliminating the words “and mineral”.

Exhibits

16. In accordance with your comment, we have included the Assignment of Contract regarding the Glass Oil Lease as Exhibit 10.1.1 to the Amendment No. 2.

Enclosed with this response is a letter from the President of the Registrant acknowledging, among other things, the Registrant’s responsibility for the adequacy and accuracy of the disclosure in the filing.

We believe that we have responded to all of your comments fairly and reasonably. Please contact the undersigned as soon as possible should you have any further questions or comments.

Thank you in advance for your courtesies and cooperation.

Very truly yours,

Barnett & Linn

William B. Barnett

WBB: scc

cc/ Javan Khazali, President

NEW WESTERN ENERGY CORPORATION.

20 Truman, Suite 204, Irvine, CA 92620

Telephone: (949) 435-0977

August 22, 2011

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: New Western Energy Corporation (the “Company”)

Amendment No. 2 to Registration Statement on Form 10

Filed on June 16, 2011

File No. 0-54343

Gentlemen:

Please be advised that, on behalf of the Company, I hereby acknowledge the following:

(a)                the Company is responsible for the adequacy and accuracy of the disclosure in the filing of the Company’s Amendment No. 2 to Form 10, and

(b)               staff comments or changes to disclosure in response to staff comments do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the Company’s filing of its Amendment No. 2 to Form 10 and amendments thereto, and

(c)                the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

Very truly yours,

New Western Energy Corporation

/s/ Javan Khazali

Javan Khazali, President